Leases (Details) - Schedule of Maturities of Lease Liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RMB
2024	¥ 4,261
2025	2,867
2026	1,325
2027	1,432
Total remaining undiscounted lease payments	9,885
Less: interest	(536)
Total present value of operating lease liabilities	9,349	¥ 13,902
Less: short-term operating lease liabilities	(3,951)	(7,676)
Long-term operating lease liabilities	¥ 5,398	¥ 6,226